OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Mark-to-market swaps valuation:
Deferred revenue	$ 13,554	$ 12,645
Deferred credits from capital lease transactions	625	625
Other creditors	260	1,259
Other current liabilities	117,036	119,084
Interest Rate Swap
Mark-to-market swaps valuation:
Mark-to-market valuation / Derivative liability	6,143	15,540
Cross Currency Interest Rate Swap
Mark-to-market swaps valuation:
Mark-to-market valuation / Derivative liability	81,454	89,015
Other
Mark-to-market swaps valuation:
Mark-to-market valuation / Derivative liability	$ 15,000	$ 0